Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments
Schedule of commitments as lessee relating to buildings under operating leases

As of December 31, 2018
Not later than one year	1,281
Later than one year and not later than three years	2,377
Later than three years and not later than five years	1,849
More than five years	618

Total	6,125

Schedule of commitments relating to vessels under construction
As of December 31, 2018
Not later than one year	430,600
Later than one year and not later than three years	1,122,465

Total	1,553,065

Schedule of future gross minimum revenues receivable in relation to non-cancellable time charter agreements

As of December 31, 2018
Not later than one year	410,411
Later than one year and not later than three years	570,822
Later than three years and not later than five years	411,911
Later than five years	396,555

Total	1,789,699

Schedule of commitments relating to group vessels agreement
As of December 31, 2018
Not later than one year	2,280

Total	2,280

Schedule of commitments relating to engineering agreements for FSRU conversion of one vessel
As of December 31, 2018
Not later than one year	1,894

Total	1,894